Other Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Aggregate intangible amortization charged to comprehensive income (loss)	$ 6,100	$ 6,000	$ 12,200	$ 12,100